Note 35 - Fee and commission income and expenses	6 Months Ended
Jun. 30, 2020
Fee And Commission Income Expenses
Fee and commission income and expenses

35. Fee and commission income and expense

The breakdown of the balance under these headings in the accompanying consolidated income statements is as follows:

Fee and commission income. Breakdown by origin (Millions of Euros)
	June 2020	June 2019
Bills receivables	17	19
Demand accounts	265	232
Credit and debit cards and ATMs	1,123	1,538
Checks	71	100
Transfers and other payment orders	368	393
Insurance product commissions	76	90
Loan commitments given	69	60
Other commitments and financial guarantees given	185	196
Asset management	582	511
Securities fees	199	158
Custody securities	73	59
Other fees and commissions	297	303
Total	3,325	3,661

The breakdown of the balance under these headings in the accompanying consolidated income statements is as follows:

Fee and commission expense. Breakdown by origin (Millions of Euros)
	June 2020	June 2019
Demand accounts	11	18
Credit and debit cards	621	798
Transfers and other payment orders	83	65
Commissions for selling insurance	25	26
Custody securities	25	16
Other fees and commissions	259	268
Total	1,024	1,191